Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Variable Interest Entities Disclosure [Abstract]
Variable Interest Entities
9. Variable Interest Entities
As of December 31, 2019 and 2020, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE. By virtue of the accounting principle of consolidation, transactions between PT Navigator Khatulistiwa and the Company are eliminated on consolidation.
The VIE, PT Navigator Khatulistiwa, had total assets and liabilities, as of December 31, 2020, of $125.9 million and $9.5 million respectively (December 31, 2019: $123.1 million and $20.4 million respectively). These amounts have been included in the Company’s consolidated balance sheets as of December 31, 2019 and 2020.
On October 21, 2019, the Company entered into a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. The sale price agreed was $77.5 million, with the buyer paying 90% of the vessel’s value, or $69.75 million and prepaid hire representing the remaining 10%. From the proceeds, $44.5 million was used to repay the vessel’s secured tranche of the December 2015 secured revolving credit facility. Simultaneous with this sale, the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10. The transaction does not meet the criteria to be accounted for as a sale under ASU.
2014-09,
Revenue from Contracts with Customers (Topic 606), and therefore has been accounted for as a financing transaction.
Following the sale and leaseback refinancing transaction,
Navigator Aurora
is owned by OCY Aurora Ltd., a Maltese limited liability company. OCY Aurora Ltd. is a wholly owned subsidiary of Ocean Yield Malta Limited, whose parent is Ocean Yield ASA, a listed company on the Oslo stock exchange. The Company does not hold any shares or voting rights in OCY Aurora Ltd. Under U.S. GAAP the entity, OCY Aurora Ltd, is considered to be a VIE (variable interest entity).
As of December 31, 2019 and 2020, the Company has consolidated 100% of OCY Aurora Ltd., the lessor variable interest entity (‘‘lessor VIE’’) that we have leased
Navigator Aurora
from under a sale and leaseback arrangement. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution. We have applied the guidance within Topic 810 – Consolidation and concluded that the Company has a variable interest in the SPV, the SPV is categorized under U.S. GAAP as a VIE, and the Company has concluded it is the primary beneficiary and under U.S. GAAP must therefore consolidate the SPV within its financial statements. The SPV was a VIE within the scope of the variable interest model as OCY Aurora Ltd. was formed as a Limited Liability Company, meets the definition of a legal entity in the Codification and none of the VIE scope exemptions in
810-10-15-12
or
810-10-15-17
apply. We have concluded that we have a variable interest in the SPV because the bareboat charter has fixed price call options to acquire
Navigator Aurora
from the SPV at various dates throughout the 13 year lease/bareboat charter term, commencing from the fifth year, initially at USD 44.8 million. The call options are considered to be variable interests as each option effectively transfers substantially all of the rewards from
Navigator Aurora
to us and effectively caps the SPV’s ability to benefit from the rewards of ownership.
The Company must evaluate whether we are the primary beneficiary of a VIE after concluding that the SPV is in the scope of the variable interest model, we have a variable interest in the entity and the SPV is a VIE. As outlined in ASC
810-10-25-38
an entity has a controlling financial interest in a VIE and must consolidate the VIE if it has both power and benefits, that is, it has (1) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance (power) and (2) the obligation to absorb losses or the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). The Company has performed an analysis and concluded that the Company exercises power through the exercise of the call options in the lease agreement. The call options, although not an activity of the SPV, if exercised would significantly impact the SPV’s economic performance as the SPV owns no other revenue generating assets. The options transfer to the Company the right to receive benefits as they are struck at a predetermined price. The SPV is not able to benefit from and is protected from decreases in the value of the vessel. If the vessel’s market value declines (either due to market forces or the condition of the vessel), then the call option will provide the SPV protection up to the point where it would not be economically viable for the Company to exercise the option. In addition, the Company has the power to direct decisions over the activities and care of the vessel which directly impact its value such as for the day-to-day
commercial, technical management and operation of the vessel. The Company may choose to appoint managers other than those named in the agreement to manage the vessel, to which the SPV must consent and which cannot be “unreasonably withheld”.
While we do not hold any equity investments in this lessor VIE, we have concluded that we are the primary beneficiary of the lessor VIE under U.S. GAAP and accordingly we are required to consolidate this lessor VIE into our financial results. Accordingly, although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity such as interest rates, maturity and repayment profiles. In consolidating the lessor VIE into our financial results, we must make assumptions regarding the debt amortization profile and the interest rate to be applied against the lessor VIE’s debt principal. Furthermore, our estimation process is dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor VIE entity.
By virtue of the accounting principle of consolidation, transactions between consolidated entities are eliminated and accordingly the sale and leaseback refinancing transaction with OCY Aurora is not shown as a liability in the Company’s consolidated balance sheets, being superseded by the Navigator Aurora Facility between OCY Aurora and Ocean Yield Malta Limited. Please read Note 21—Related Party Transactions to our consolidated financial statements. Under the sale and leaseback transaction we are committed to monthly principal payments until the year five purchase option which include interest payable at a rate of U.S. LIBOR plus 430 basis points per annum.
The lessor VIE, OCY Aurora Ltd., had total assets and liabilities, as of December 31, 2020, of $63.5 million and $61.7 million, respectively (December 31, 2019: $69.1 million and $69.0 million respectively). These amounts have been included in the Company’s consolidated balance sheets as of December 31, 2019 and 2020. The liabilities mainly consist of a seven year unsecured loan facility provided by OCY Malta Limited, the parent of OCY Aurora Ltd., The loan facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is pledged as security. (please read Note 10—Secured Term Loan Facilities and Revolving Credit Facilities to the consolidated financial statements)
The assets and liabilities of the lessor VIE that most significantly impact the Company’s consolidated balance sheets and the financial statement line items in which they are presented, as of December 31, 2019 and 2020, are as follows:

	December 31, 2019	December 31, 2020
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$796	$215
Liabilities
Amounts due to related parties, current	$(451)	$(229)
Amounts due to related parties, non-current	(68,206)	(61,361)

	$(68,657)	$(61,590)

The most significant impact of the lessor VIE’s operations on the Company’s consolidated statements
of operations is interest expense of $1.8 million for the year ended December 31, 2020 (December 31, 2019: $0.5 million). The most significant impact of the lessor VIE’s cash flows on the Company’s consolidated statements of cash flows is net cash used in financing activities of $6.8 million for the year ended December 31, 2020 (December 31, 2019: net cash provided by financing activities of $69.1 million). The lessor VIE was incorporated in 2019 and so there was no impact on our consolidated statements of operations or cash flows for the year ended December 31, 2018.